ADVISORY AGREEMENTS (Details)	Dec. 31, 2013
Aspect | Aspect Capital Limited
Advisory agreement
Management Fee Rate (as a percent)	1.50%
Performance Fee Rate (as a percent)	15.00%
Transtrend | Transtrend B.V.
Advisory agreement
Management Fee Rate (as a percent)	1.00%
Performance Fee Rate (as a percent)	25.00%
Winton | Winton Capital Management Limited
Advisory agreement
Management Fee Rate (as a percent)	1.50%
Performance Fee Rate (as a percent)	15.00%
Bluetrend | BlueCrest Capital Management LLP
Advisory agreement
Management Fee Rate (as a percent)	1.00%
Performance Fee Rate (as a percent)	25.00%
Man | Man AHL (USA) Ltd
Advisory agreement
Management Fee Rate (as a percent)	1.00%
Performance Fee Rate (as a percent)	20.00%